Bank Loans and Notes Payables - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	$ 80,804	$ 87,287
Cash flows, Repayments, Lease liabilities	(8,401)	(8,432)	$ (14,189)
Payments of lease liabilities, classified as financing activities	(968)	(763)	(730)
Cash flows, Repayments, Total from financing activities	(9,091)	(9,063)
Proceeds	151	6,089	11,191
New leases	586	1,083
Others	613	(92)
Fair value in Hedge Instruments	(371)	1,647
Foreign Exchange movement	(5,359)	(2,786)
Translation Effect	(343)	(67)
Carrying value	67,735	80,804	87,287
Short-term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	0	645
Cash flows, Repayments, Lease liabilities	(1)	(521)
Proceeds	87	0
New leases	0	0
Others	0	0
Fair value in Hedge Instruments	0	0
Foreign Exchange movement	24	0
Translation Effect	(22)	(124)
Carrying value	88	0	645
Short-term Borrowings | Short-term bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	0	645
Cash flows, Repayments, Lease liabilities	(1)	(521)
Proceeds	87	0
New leases		0
Others		0
Fair value in Hedge Instruments		0
Foreign Exchange movement	24	0
Translation Effect	(22)	(124)
Carrying value	88	0	645
Long-term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	78,669	85,137
Cash flows, Repayments, Lease liabilities	(8,400)	(7,911)
Proceeds	64	6,089
New leases	0	0
Others	78	(272)
Fair value in Hedge Instruments	(371)	1,647
Foreign Exchange movement	(5,363)	(2,803)
Translation Effect	(293)	76
Carrying value	65,126	78,669	85,137
Long-term Borrowings | Long-term bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	1,152	1,284
Cash flows, Repayments, Lease liabilities	(900)	(314)
Proceeds	64	89
New leases		0
Others		0
Fair value in Hedge Instruments		0
Foreign Exchange movement	152	17
Translation Effect	(293)	76
Carrying value	175	1,152	1,284
Long-term Borrowings | Long-term notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	77,517	83,853
Cash flows, Repayments, Lease liabilities	(7,500)	(7,597)
Proceeds	0	6,000
New leases		0
Others	78	(272)
Fair value in Hedge Instruments	(371)	1,647
Foreign Exchange movement	(5,515)	(2,820)
Translation Effect		0
Carrying value	64,951	77,517	83,853
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	2,135	1,505
Payments of lease liabilities, classified as financing activities	(690)	(631)
Proceeds	0	0
New leases	586	1,083
Others	535	180
Fair value in Hedge Instruments	0	0
Foreign Exchange movement	(20)	17
Translation Effect	(28)	(19)
Carrying value	$ 2,521	$ 2,135	$ 1,505